Distribution Date:	12/17/21	Wells Fargo Commercial Mortgage Trust 2014-LC16
Determination Date:	12/13/21
Next Distribution Date:	01/18/22
Record Date:	11/30/21	Commercial Mortgage Pass-Through Certificates
Series 2014-LC16

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 1)	13-15		1601 Washington Avenue, Suite 700 | Miami Beach, FL 33139
Mortgage Loan Detail (Part 2)	16-18	Trust Administrator	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	24-25
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	26		CMBS Trustee	(302) 636-4140
Historical Liquidated Loan Detail	27		1100 North Market Street | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	94988XAQ9	1.294000%	51,024,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988XAR7	2.819000%	112,071,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988XAS5	3.432000%	14,089,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988XAT3	3.548000%	200,000,000.00	192,113,726.24	27,365,821.54	568,016.25	0.00	0.00	27,933,837.79	164,747,904.70	38.20%	30.00%
A-5	94988XAU0	3.817000%	231,235,000.00	231,235,000.00	0.00	735,520.00	0.00	0.00	735,520.00	231,235,000.00	38.20%	30.00%
A-SB	94988XAV8	3.477000%	73,429,000.00	37,695,956.42	2,311,718.17	109,224.03	0.00	0.00	2,420,942.20	35,384,238.25	38.20%	30.00%
A-S	94988XAW6	4.020000%	53,574,000.00	53,574,000.00	0.00	179,472.90	0.00	0.00	179,472.90	53,574,000.00	30.52%	24.50%
B	94988XAZ9	4.322000%	71,837,000.00	71,837,000.00	0.00	261,823.64	0.00	0.00	261,823.64	71,837,000.00	20.23%	17.13%
C	94988XBA3	4.458000%	38,963,000.00	38,963,000.00	0.00	1,386,607.17	0.00	0.00	1,386,607.17	38,963,000.00	14.65%	13.13%
D	94988XAC0	3.938000%	59,662,000.00	59,662,000.00	0.00	20,942.30	0.00	0.00	20,942.30	59,662,000.00	6.10%	7.00%
E	94988XAE6	3.250000%	19,481,000.00	19,481,000.00	0.00	0.00	0.00	0.00	0.00	19,481,000.00	3.31%	5.00%
F	94988XAG1	3.250000%	15,829,000.00	15,829,000.00	0.00	0.00	0.00	0.00	0.00	15,829,000.00	1.04%	3.38%
G	94988XAJ5	3.250000%	32,875,228.35	32,855,955.61	0.00	0.00	0.00	25,607,065.40	0.00	7,248,890.21	0.00%	0.00%
R	94988XAL0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			974,069,228.35	753,246,638.27	29,677,539.71	3,261,606.29	0.00	25,607,065.40	32,939,146.00	697,962,033.16

Notional Certificates
X-A	94988XAX4	1.081532%	735,422,000.00	514,618,682.66	0.00	463,813.66	0.00	0.00	463,813.66	484,941,142.95
X-B	94988XAY2	0.575653%	170,462,000.00	170,462,000.00	0.00	81,772.52	0.00	0.00	81,772.52	170,462,000.00
X-C	94988XAA4	1.544339%	19,481,000.00	19,481,000.00	0.00	25,071.05	0.00	0.00	25,071.05	19,481,000.00
X-D	94988XBB1	1.544339%	48,704,228.35	48,684,955.61	0.00	62,655.05	0.00	0.00	62,655.05	23,077,890.21
Notional SubTotal			974,069,228.35	753,246,638.27	0.00	633,312.28	0.00	0.00	633,312.28	697,962,033.16

Deal Distribution Total					29,677,539.71	3,894,918.57	0.00	25,607,065.40	33,572,458.28

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988XAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988XAR7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988XAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988XAT3	960.56863120	136.82910770	2.84008125	0.00000000	0.00000000	0.00000000	0.00000000	139.66918895	823.73952350
A-5	94988XAU0	1,000.00000000	0.00000000	3.18083335	0.00000000	0.00000000	0.00000000	0.00000000	3.18083335	1,000.00000000
A-SB	94988XAV8	513.36606000	31.48235942	1.48747811	0.00000000	0.00000000	0.00000000	0.00000000	32.96983753	481.88370058
A-S	94988XAW6	1,000.00000000	0.00000000	3.35000000	0.00000000	0.00000000	0.00000000	0.00000000	3.35000000	1,000.00000000
B	94988XAZ9	1,000.00000000	0.00000000	3.64469062	(0.04302393)	0.00000000	0.00000000	0.00000000	3.64469062	1,000.00000000
C	94988XBA3	1,000.00000000	0.00000000	35.58779278	(31.87279291)	0.00000000	0.00000000	0.00000000	35.58779278	1,000.00000000
D	94988XAC0	1,000.00000000	0.00000000	0.35101572	2.93065100	43.26696758	0.00000000	0.00000000	0.35101572	1,000.00000000
E	94988XAE6	1,000.00000000	0.00000000	0.00000000	2.70833325	43.33333196	0.00000000	0.00000000	0.00000000	1,000.00000000
F	94988XAG1	1,000.00000000	0.00000000	0.00000000	2.70833344	43.33333502	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988XAJ5	999.41376103	0.00000000	0.00000000	2.70674561	52.30079261	0.00000000	778.91673108	0.00000000	220.49702995
R	94988XAL0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988XAX4	699.75970621	0.00000000	0.63067689	0.00000000	0.00000000	0.00000000	0.00000000	0.63067689	659.40527065
X-B	94988XAY2	1,000.00000000	0.00000000	0.47971114	0.00000000	0.00000000	0.00000000	0.00000000	0.47971114	1,000.00000000
X-C	94988XAA4	1,000.00000000	0.00000000	1.28694882	0.00000000	0.00000000	0.00000000	0.00000000	1.28694882	1,000.00000000
X-D	94988XBB1	999.60429021	0.00000000	1.28643964	0.00000000	0.00000000	0.00000000	0.00000000	1.28643964	473.83750840

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	11/01/21 - 11/30/21	30	0.00	568,016.25	0.00	568,016.25	0.00	0.00	0.00	568,016.25	0.00
A-5	11/01/21 - 11/30/21	30	0.00	735,520.00	0.00	735,520.00	0.00	0.00	0.00	735,520.00	0.00
A-SB	11/01/21 - 11/30/21	30	0.00	109,224.03	0.00	109,224.03	0.00	0.00	0.00	109,224.03	0.00
A-S	11/01/21 - 11/30/21	30	0.00	179,472.90	0.00	179,472.90	0.00	0.00	0.00	179,472.90	0.00
B	11/01/21 - 11/30/21	30	3,090.71	258,732.93	0.00	258,732.93	(3,090.71)	0.00	0.00	261,823.64	0.00
C	11/01/21 - 11/30/21	30	1,241,859.63	144,747.54	0.00	144,747.54	(1,241,859.63)	0.00	0.00	1,386,607.17	0.00
D	11/01/21 - 11/30/21	30	2,406,545.32	195,790.80	0.00	195,790.80	174,848.50	0.00	0.00	20,942.30	2,581,393.82
E	11/01/21 - 11/30/21	30	791,415.60	52,761.04	0.00	52,761.04	52,761.04	0.00	0.00	0.00	844,176.64
F	11/01/21 - 11/30/21	30	643,053.15	42,870.21	0.00	42,870.21	42,870.21	0.00	0.00	0.00	685,923.36
G	11/01/21 - 11/30/21	30	1,630,415.62	88,984.88	0.00	88,984.88	88,984.88	0.00	0.00	0.00	1,719,400.50
X-A	11/01/21 - 11/30/21	30	0.00	463,813.66	0.00	463,813.66	0.00	0.00	0.00	463,813.66	0.00
X-B	11/01/21 - 11/30/21	30	0.00	81,772.52	0.00	81,772.52	0.00	0.00	0.00	81,772.52	0.00
X-C	11/01/21 - 11/30/21	30	0.00	25,071.05	0.00	25,071.05	0.00	0.00	0.00	25,071.05	0.00
X-D	11/01/21 - 11/30/21	30	0.00	62,655.05	0.00	62,655.05	0.00	0.00	0.00	62,655.05	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			6,716,380.03	3,009,432.86	0.00	3,009,432.86	(885,485.71)	0.00	0.00	3,894,918.57	5,830,894.32

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

	Additional Information
Total Available Distribution Amount (1)	33,572,458.28
(1) The Available Distribution Amount includes any Prepayment Premiums.

© Copyright 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,029,631.74	Master Servicing Fee	16,347.80
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,740.22
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	313.85
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	587.02
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,029,631.74	Total Fees	20,198.89

Principal		Expenses/Reimbursements
Scheduled Principal	1,284,605.11	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	(737,347.26)
Principal Prepayments	28,392,934.60	Special Servicing Fees (Monthly)	(148,138.45)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	29,677,539.71	Total Expenses/Reimbursements	(885,485.71)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,894,918.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	29,677,539.71
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	33,572,458.28
Total Funds Collected	32,707,171.45	Total Funds Distributed	32,707,171.46

© Copyright 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	753,246,638.27	753,246,638.27	Beginning Certificate Balance	753,246,638.27
(-) Scheduled Principal Collections	1,284,605.11	1,284,605.11	(-) Principal Distributions	29,677,539.71
(-) Unscheduled Principal Collections	28,392,934.60	28,392,934.60	(-) Realized Losses	25,607,065.40
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	25,607,065.40
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	25,607,065.40	25,607,065.40	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	697,962,033.16	697,962,033.16	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	755,570,672.74	755,570,672.74	Ending Certificate Balance	697,962,033.16
Ending Actual Collateral Balance	700,567,480.93	700,567,480.93

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.79%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP
2,000,000 or less	2	3,628,166.35	0.52%	28	5.1491	2.871271	1.30 or less	14	179,785,133.47	25.76%	26	4.8971	0.997785
2,000,001 to 3,000,000	3	7,710,028.87	1.10%	29	5.0127	1.506758	1.31 to 1.40	3	12,849,091.58	1.84%	28	5.0375	1.340204
3,000,001 to 4,000,000	7	24,539,578.36	3.52%	28	4.8478	1.863855	1.41 to 1.50	3	64,959,118.82	9.31%	28	4.8326	1.426249
4,000,001 to 5,000,000	10	43,457,208.02	6.23%	29	4.8843	2.188067	1.51 to 1.60	4	64,367,715.86	9.22%	29	4.8693	1.562254
5,000,001 to 6,000,000	9	51,521,430.79	7.38%	29	4.9285	1.772421	1.61 to 1.70	4	72,334,386.95	10.36%	30	4.8375	1.631426
6,000,001 to 7,000,000	4	26,350,569.37	3.78%	29	5.0086	1.709895	1.71 to 1.80	7	47,251,617.81	6.77%	29	4.6908	1.744892
7,000,001 to 8,000,000	3	22,538,645.83	3.23%	28	5.3139	1.467700	1.81 to 1.90	2	21,001,244.89	3.01%	29	4.6207	1.860000
8,000,001 to 9,000,000	2	16,365,638.13	2.34%	29	4.9601	2.059070	1.91 to 2.00	7	76,013,133.41	10.89%	29	4.9191	1.950235
9,000,001 to 10,000,000	1	9,610,262.04	1.38%	30	4.5400	2.700000	2.01 to 2.25	2	12,742,727.54	1.83%	28	4.9823	2.093543
10,000,001 to 15,000,000	5	67,334,832.60	9.65%	21	4.8074	1.219636	2.26 to 2.50	5	35,251,182.72	5.05%	28	4.9196	2.376430
15,000,001 to 20,000,000	5	86,095,755.62	12.34%	29	4.7668	1.807028	2.51 to 3.00	3	43,572,882.72	6.24%	30	4.5753	2.665965
20,000,001 to 30,000,000	4	100,557,270.37	14.41%	30	4.7673	1.846889	3.01 or greater	5	18,970,522.06	2.72%	30	4.6179	3.873104
30,000,001 to 50,000,000	2	78,332,676.02	11.22%	30	4.7710	1.604508	Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
50,000,001 or greater	2	111,056,695.46	15.91%	28	4.7960	1.230000
Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP
							Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP
Alabama	22	4,307,814.78	0.62%	28	4.8999	2.350000
							Industrial	2	10,372,566.88	1.49%	29	5.0110	1.845424
California	11	109,823,198.96	15.73%	30	4.7447	2.097591
							Lodging	6	48,791,473.64	6.99%	29	5.2866	0.903098
Colorado	7	60,634,318.62	8.69%	29	4.7166	1.912111
							Mixed Use	2	50,862,982.87	7.29%	31	4.8452	1.611539
Connecticut	5	19,909,928.07	2.85%	29	4.6245	1.837171
							Mobile Home Park	3	7,866,560.74	1.13%	28	4.7749	2.270864
Delaware	2	20,220,851.68	2.90%	29	5.0010	1.940000
							Multi-Family	6	53,738,771.32	7.70%	29	4.8143	1.697158
Florida	5	15,401,336.06	2.21%	29	4.8423	0.399312
							Office	11	101,051,159.93	14.48%	29	4.8564	1.763580
Illinois	2	15,992,893.49	2.29%	30	4.6034	1.625626
							Retail	107	295,157,679.20	42.29%	27	4.7910	1.444571
Kansas	5	13,558,379.59	1.94%	29	4.9901	1.771277
							Self Storage	21	81,257,563.27	11.64%	29	4.6936	2.433446
Louisiana	57	20,647,973.96	2.96%	28	5.2531	1.649035
							Totals	169	697,962,033.16	100.00%	28	4.8463	1.654550
Massachusetts	1	7,460,166.50	1.07%	29	5.1800	1.920000

Michigan	3	11,486,306.05	1.65%	29	4.6175	2.304784

Mississippi	9	1,637,892.16	0.23%	28	4.8999	2.350000

Nevada	1	8,023,733.33	1.15%	28	5.1640	2.370000

New Jersey	1	111,056,695.46	15.91%	28	4.7960	1.040000

New York	1	7,165,329.26	1.03%	28	4.9530	1.690000

North Carolina	1	1,948,332.54	0.28%	28	5.4070	3.200000

Ohio	4	35,289,226.88	5.06%	29	5.0331	1.674128

Oregon	1	6,000,000.00	0.86%	27	4.8500	2.120000

Pennsylvania	1	15,979,002.14	2.29%	30	4.7300	1.990000

Tennessee	3	23,780,442.30	3.41%	7	4.7811	1.632125

Texas	14	126,376,880.83	18.11%	29	4.8688	1.386423

Virginia	1	5,655,327.65	0.81%	28	4.9000	0.890000

Washington	1	6,742,727.54	0.97%	29	5.1000	2.070000

Totals	169	697,962,033.16	100.00%	28	4.8463	1.654550

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP
	4.500% or less	2	17,347,165.03	2.49%	30	4.4783	2.055335	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	200,805,602.67	28.77%	29	4.6347	2.066450	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	19	287,120,466.20	41.14%	27	4.8224	1.409865	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	13	111,670,518.29	16.00%	29	5.0655	1.590811	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.251% to 5.500%	3	10,573,457.17	1.51%	28	5.3383	1.744536	49 months or greater	59	649,098,757.83	93.00%	28	4.8358	1.660248
	5.501% to 5.750%	2	7,730,404.24	1.11%	28	5.6784	1.034292	Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
	5.751% to 6.000%	2	13,851,144.23	1.98%	28	5.7670	1.311571
	6.001% to 6.250%	0	0.00	0.00%	0	0.0000	0.000000
	6.251% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP
	60 months or less	59	649,098,757.83	93.00%	28	4.8358	1.660248	Interest Only	2	34,000,000.00	4.87%	29	4.6276	2.540000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	180 months or less	2	19,984,467.03	2.86%	28	5.0506	2.040858
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	181 months to 240 months	7	32,606,112.71	4.67%	29	5.2177	1.469728
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	48	562,508,178.09	80.59%	28	4.8186	1.604594
	Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550	301 months to 360 months	0	0.00	0.00%	0	0.0000	0.000000
								361 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	11	48,863,275.33	7.00%	28	4.9862	NAP				None
Underwriter's Information		1	55,528,347.73	7.96%	28	4.7960	1.420000
	12 months or less	51	529,397,029.09	75.85%	28	4.8245	1.738546
	13 months to 24 months	5	57,161,578.96	8.19%	29	4.9443	1.255022
	25 months or greater	2	7,011,802.05	1.00%	30	5.1124	0.954743
	Totals	70	697,962,033.16	100.00%	28	4.8463	1.654550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A	440000359	RT	Woodbridge	NJ	Actual/360	4.796%	222,297.42	92,356.74	0.00	N/A	04/01/24	--	55,620,704.47	55,528,347.73	05/01/21
1B	440000360				Actual/360	4.796%	222,297.42	92,356.74	0.00	N/A	04/01/24	--	55,620,704.47	55,528,347.73	05/01/21
3	440000375	RT	North Wales	PA	Actual/360	4.570%	205,650.00	28,392,934.60	0.00	N/A	05/01/24	--	54,000,000.00	0.00	12/01/21
4	38000462	MU	West Hollywood	CA	Actual/360	4.833%	193,577.04	69,753.90	0.00	N/A	07/11/24	--	48,063,820.75	47,994,066.85	12/11/21
5	300571107	MF	San Marcos	TX	Actual/360	4.673%	118,319.06	45,058.06	0.00	N/A	05/06/24	--	30,383,667.23	30,338,609.17	12/06/21
6	310922175	RT	Weatherford	TX	Actual/360	4.590%	109,955.53	48,779.01	0.00	N/A	06/01/24	--	28,746,543.34	28,697,764.33	08/01/21
7	780922606	OF	Greenwood Village	CO	Actual/360	4.580%	106,866.67	0.00	0.00	N/A	06/01/24	--	28,000,000.00	28,000,000.00	12/01/21
8	28000463	RT	Akron	OH	Actual/360	5.005%	98,742.72	37,815.66	0.00	N/A	05/06/24	--	23,676,470.02	23,638,654.36	12/06/21
9	28000448	RT	Various	Various	Actual/360	4.900%	67,371.97	86,215.98	0.00	N/A	04/01/24	--	16,499,561.66	16,413,345.68	12/01/21
10	310923154	SS	Various	Various	Actual/360	4.710%	77,647.40	40,479.48	0.00	N/A	05/01/24	--	19,782,778.23	19,742,298.75	12/01/21
11	28000457	Various Dover		DE	Actual/360	5.001%	84,405.29	32,366.71	0.00	N/A	05/06/24	--	20,253,218.39	20,220,851.68	12/06/21
13	28000452	OF	Greenwood Village	CO	Actual/360	4.900%	70,755.35	30,082.73	0.00	N/A	05/06/24	--	17,327,841.15	17,297,758.42	12/06/21
14	310923441	SS	Various	CT	Actual/360	4.600%	63,992.46	30,334.10	0.00	N/A	05/01/24	--	16,693,684.73	16,663,350.63	12/01/21
15	310920294	RT	Upper Chichester Town PA		Actual/360	4.730%	63,111.98	32,493.31	0.00	N/A	06/01/24	--	16,011,495.45	15,979,002.14	12/01/21
16	310923368	LO	Hallandale	FL	Actual/360	4.840%	59,811.90	29,792.70	0.00	N/A	05/01/24	--	14,829,397.88	14,799,605.18	12/01/21
17	310921328	RT	Naperville	IL	Actual/360	4.500%	52,329.68	29,246.65	0.00	N/A	06/01/24	--	13,954,581.76	13,925,335.11	12/01/21
18	440000381	RT	Memphis	TN	Actual/360	4.756%	55,089.93	28,431.52	0.00	N/A	04/01/21	--	13,899,898.04	13,871,466.52	01/01/21
19	28000471	OF	Houston	TX	Actual/360	5.016%	23,654.18	11,087.91	0.00	N/A	05/06/24	--	5,658,893.87	5,647,805.96	12/06/21
20	28000479	OF	Houston	TX	Actual/360	5.016%	17,223.53	8,073.55	0.00	N/A	05/06/24	--	4,120,462.13	4,112,388.58	12/06/21
21	28000480	OF	Houston	TX	Actual/360	5.016%	16,975.79	7,957.42	0.00	N/A	05/06/24	--	4,061,193.84	4,053,236.42	12/06/21
23	28000437	RT	San Jose	CA	Actual/360	4.759%	52,081.15	19,393.60	0.00	N/A	03/06/24	--	13,132,460.18	13,113,066.58	12/06/21
24	28000459	LO	Grapevine	TX	Actual/360	5.250%	50,958.11	22,208.88	0.00	N/A	04/06/24	--	11,647,568.09	11,625,359.21	05/06/20
25	410921186	SS	Huntington Beach	CA	Actual/360	4.540%	36,434.76	20,071.43	0.00	N/A	06/01/24	--	9,630,333.47	9,610,262.04	12/01/21
27	440000376	RT	Lake Worth	TX	Actual/360	4.764%	33,184.75	16,974.44	0.00	N/A	05/01/24	--	8,358,879.24	8,341,904.80	12/01/21
28	300571093	LO	Covington	LA	Actual/360	5.767%	38,132.95	21,572.26	0.00	N/A	04/06/24	--	7,934,722.33	7,913,150.07	05/06/20
30	300571090	RT	Las Vegas	NV	Actual/360	5.164%	34,582.96	12,586.23	0.00	N/A	04/06/24	--	8,036,319.56	8,023,733.33	12/06/21
31	300571103	OF	Peabody	MA	Actual/360	5.180%	32,264.80	14,304.66	0.00	N/A	05/06/24	--	7,474,471.16	7,460,166.50	12/06/21
33	300571101	MF	Atlanta	GA	Actual/360	5.230%	32,566.78	11,510.47	0.00	N/A	02/06/24	--	7,472,300.84	7,460,790.37	12/06/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
34	310921116	RT	Houston	TX	Actual/360	4.550%	24,677.82	20,016.12	0.00	N/A	05/01/24	--	6,508,436.63	6,488,420.51	12/01/21
35	302010035	MF	North Chili	NY	Actual/360	4.953%	29,622.88	11,624.98	0.00	N/A	04/06/24	--	7,176,954.24	7,165,329.26	12/06/21
36	28000473	OF	Dallas	TX	Actual/360	5.047%	27,652.01	12,825.32	0.00	N/A	05/06/24	--	6,574,680.39	6,561,855.07	12/06/21
37	300571097	MF	Fairview Park	OH	Actual/360	5.330%	29,181.53	12,383.29	0.00	N/A	04/06/24	--	6,569,949.54	6,557,566.25	12/06/21
39	300571094	LO	Beaumont	TX	Actual/360	5.767%	28,614.81	16,187.73	0.00	N/A	04/06/24	--	5,954,181.89	5,937,994.16	12/06/21
40	28000460	SS	Everett	WA	Actual/360	5.100%	28,696.16	9,310.32	0.00	N/A	05/06/24	--	6,752,037.86	6,742,727.54	12/06/21
42	410921175	SS	Escondido	CA	Actual/360	4.610%	22,953.78	12,331.62	0.00	N/A	06/01/24	--	5,974,952.30	5,962,620.68	12/01/21
43	28000454	MF	Albuquerque	NM	Actual/360	5.256%	27,785.53	9,789.60	0.00	N/A	04/06/24	--	6,343,727.73	6,333,938.13	12/06/21
44	410923589	MF	Waterford	MI	Actual/360	4.700%	22,983.71	12,024.34	0.00	N/A	05/01/24	02/01/24	5,868,181.80	5,856,157.46	12/01/21
45	28000467	RT	Everett	MA	Actual/360	4.665%	22,455.33	11,894.33	0.00	N/A	05/06/24	--	5,776,291.34	5,764,397.01	12/06/21
46	440000374	IN	Santa Clara	CA	Actual/360	5.019%	24,182.81	11,324.10	0.00	N/A	05/06/24	--	5,781,904.05	5,770,579.95	12/06/21
47	310922556	RT	Ashburn	VA	Actual/360	4.900%	23,138.97	11,358.27	0.00	N/A	04/01/24	--	5,666,685.92	5,655,327.65	12/01/21
48	28000476	LO	Weston	FL	Actual/360	5.250%	23,389.40	15,262.08	0.00	N/A	05/06/24	--	5,346,148.00	5,330,885.92	12/06/21
49	310922787	RT	Mount Juliet	TN	Actual/360	4.755%	22,710.16	10,172.61	0.00	N/A	05/01/24	--	5,731,270.05	5,721,097.44	12/01/21
50	780922681	RT	Barstow	CA	Actual/360	4.710%	21,764.10	9,909.48	0.00	N/A	05/11/24	--	5,544,992.77	5,535,083.29	12/11/21
51	410922762	RT	Rochester Hills	MI	Actual/360	4.690%	20,721.20	10,879.05	0.00	N/A	05/01/24	--	5,301,800.71	5,290,921.66	12/01/21
52	440000377	LO	Grapevine	TX	Actual/360	5.034%	20,801.48	14,392.88	0.00	N/A	06/01/24	--	4,958,636.55	4,944,243.67	12/01/21
53	28000436	RT	Oregon City	OR	Actual/360	4.850%	24,250.00	0.00	0.00	N/A	03/06/24	--	6,000,000.00	6,000,000.00	12/06/21
54	790923352	RT	Brentwood	TN	Actual/360	4.790%	20,866.81	10,576.85	0.00	N/A	05/01/24	--	5,227,593.55	5,217,016.70	12/01/21
56	410921164	SS	Modesto	CA	Actual/360	4.540%	18,299.44	10,080.92	0.00	N/A	06/01/24	--	4,836,856.74	4,826,775.82	12/01/21
59	410921155	SS	Modesto	CA	Actual/360	4.540%	16,904.41	9,312.43	0.00	N/A	06/01/24	--	4,468,127.22	4,458,814.79	12/01/21
60	310923284	OF	Berkeley	CA	Actual/360	4.700%	17,024.97	8,906.92	0.00	N/A	05/01/24	--	4,346,801.18	4,337,894.26	12/01/21
61	410922738	SS	Boston	MA	Actual/360	4.930%	17,921.16	8,706.42	0.00	N/A	10/01/23	--	4,362,147.37	4,353,440.95	12/01/21
62	410921165	SS	Pinole	CA	Actual/360	4.610%	16,610.19	8,923.61	0.00	N/A	06/01/24	--	4,323,692.60	4,314,768.99	12/01/21
63	28000445	LO	Bryan	TX	Actual/360	5.743%	17,168.47	16,231.69	0.00	N/A	04/06/24	--	3,587,353.04	3,571,121.35	12/06/21
64	300571089	RT	Overland Park	KS	Actual/360	5.623%	19,524.97	7,524.95	0.00	N/A	04/06/24	--	4,166,807.84	4,159,282.89	12/06/21
65	28000474	MF	East Ridge	TN	Actual/360	4.900%	17,130.24	7,283.19	0.00	N/A	05/06/24	--	4,195,161.53	4,187,878.34	12/06/21
66	310923285	OF	San Francisco	CA	Actual/360	4.650%	15,140.90	8,062.76	0.00	N/A	05/01/24	--	3,907,328.47	3,899,265.71	12/01/21

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	790923138	OF	Katy	TX	Actual/360	4.940%	16,748.77	6,603.67	0.00	N/A	04/01/24	--	4,068,527.93	4,061,924.26	12/01/21
68	310923167	SS	Aurora	CO	Actual/360	4.800%	15,358.78	6,808.33	0.00	N/A	04/01/24	--	3,839,694.41	3,832,886.08	12/01/21
69	410923356	MF	Ypsilanti	MI	Actual/360	4.390%	12,545.03	7,336.74	0.00	N/A	05/01/24	--	3,429,166.66	3,421,829.92	12/01/21
70	410922542	MH	Akron	OH	Actual/360	4.750%	13,538.19	7,001.67	0.00	N/A	04/01/24	--	3,420,174.13	3,413,172.46	12/01/21
71	410922504	RT	New Haven	CT	Actual/360	4.750%	12,877.24	6,619.33	0.00	N/A	05/01/24	--	3,253,196.77	3,246,577.44	12/01/21
72	28000456	MU	New Orleans	LA	Actual/360	5.050%	12,108.93	8,453.81	0.00	N/A	04/06/24	--	2,877,369.83	2,868,916.02	12/06/21
73	310923171	SS	Parker	CO	Actual/360	4.840%	12,746.52	5,569.71	0.00	N/A	04/01/24	--	3,160,295.11	3,154,725.40	12/01/21
74	410923122	MH	St. Louis	MI	Actual/360	4.760%	11,034.96	8,368.59	0.00	N/A	05/01/24	--	2,781,923.06	2,773,554.47	12/01/21
75	300571104	MF	Baltimore	MD	Actual/360	5.390%	10,814.92	4,469.79	0.00	N/A	05/06/24	--	2,407,774.15	2,403,304.36	12/06/21
76	28000477	RT	Greenville	MI	Actual/360	4.640%	9,096.34	4,861.18	0.00	N/A	05/06/24	--	2,352,501.51	2,347,640.33	12/06/21
77	860923146	MF	Chicago	IL	Actual/360	5.300%	9,147.72	3,624.29	0.00	N/A	05/01/24	--	2,071,182.67	2,067,558.38	08/01/18
79	28000466	RT	Bridgeport	CT	Actual/360	4.682%	7,526.82	3,962.93	0.00	N/A	05/06/24	--	1,929,130.18	1,925,167.25	12/06/21
80	28000455	SS	Wilson	NC	Actual/360	5.407%	8,795.26	3,638.28	0.00	N/A	04/06/24	--	1,951,970.82	1,948,332.54	12/06/21
81	410923629	MF	Old Hickory	TN	Actual/360	5.140%	8,027.68	3,630.46	0.00	N/A	01/01/24	--	1,874,167.31	1,870,536.85	12/01/21
82	410922544	MH	Akron	OH	Actual/360	4.850%	6,809.76	5,056.33	0.00	N/A	04/01/24	--	1,684,890.14	1,679,833.81	12/01/21
Totals							3,029,631.74	29,677,539.71	0.00				753,246,638.27	697,962,033.16
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	15,345,928.00	7,097,879.00	01/01/21	09/30/21	10/12/21	37,765,978.72	1,883,824.11	162,903.12	1,157,111.01	0.00	0.00
1B	0.00	0.00	--	--	10/12/21	37,765,978.72	1,883,824.11	162,903.12	1,157,111.01	0.00	0.00
3	9,733,887.00	2,331,300.00	01/01/20	03/31/20	--	0.00	0.00	0.00	0.00	0.00	0.00
4	15,668,710.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,568,911.58	2,367,982.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,572,971.00	0.00	--	--	08/11/21	0.00	0.00	158,112.90	632,985.08	0.00	0.00
7	4,146,276.27	2,851,509.63	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,439,132.04	2,078,483.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,191,911.00	7,301,974.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,475,144.55	2,117,086.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,518,690.16	2,249,560.23	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,365,298.00	658,229.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,920,963.44	1,073,125.87	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,652,960.53	1,856,437.21	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	(309,295.60)	535,499.95	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,885,918.84	1,379,703.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,941,071.84	0.00	--	--	10/12/21	9,334,186.07	562,403.58	46,396.42	502,643.54	0.00	0.00
19	646,804.35	226,382.73	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	169,243.74	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	156,179.53	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,251,301.00	1,058,269.65	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,113,866.00	1,339,805.00	07/01/19	06/30/20	01/11/21	0.00	26,403.41	72,915.11	1,359,962.59	219,402.11	0.00
25	1,666,451.11	1,389,227.73	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,019,240.15	567,986.92	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	721,788.00	0.00	--	--	08/11/21	4,104,568.52	386,469.78	39,876.16	771,766.69	78,141.18	0.00
30	1,451,781.64	1,051,489.96	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,097,281.80	810,860.39	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	1,963,221.60	844,058.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	852,421.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	755,919.93	614,461.19	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	752,533.93	635,500.32	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,237,739.14	1,163,249.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	842,977.60	725,644.94	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,120,008.83	893,659.78	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	799,304.24	575,544.00	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
47	761,241.82	210,292.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	873,498.08	741,265.08	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	637,403.04	404,163.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	657,068.68	549,902.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	603,045.00	486,420.00	10/01/18	09/30/19	12/11/20	0.00	5,544.10	0.00	0.00	0.00	0.00
53	963,744.07	554,960.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	1,274,878.33	1,053,134.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1,268,982.29	1,081,651.88	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
60	719,405.40	309,584.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	1,075,780.33	850,564.67	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	282,300.70	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
64	631,895.44	368,582.02	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
65	611,546.55	406,001.71	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
66	640,736.51	440,812.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	542,846.97	379,841.99	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
68	429,669.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	937,584.04	665,250.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
70	583,438.42	456,238.95	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
71	421,191.60	210,595.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
72	225,274.57	183,397.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
73	290,240.00	221,754.45	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
74	514,701.60	343,162.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
75	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	185,186.00	151,829.00	04/01/18	03/31/19	07/12/21	545,963.18	86,616.42	10,236.01	417,762.65	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	414,239.22	364,791.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
81	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
82	311,912.24	269,953.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	110,986,629.00	57,106,788.59				89,516,675.21	4,835,085.51	653,342.84	5,999,342.57	297,543.29	0.00

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	440000375	28,392,934.60	Disposition	0.00	0.00
Totals		28,392,934.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© Copyright 2021 Computershare. All rights reserved. Confidential.					Page 19 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/17/21	0	0.00	0	0.00	6	161,360,527.45	1	13,871,466.52	1	7,913,150.07	0	0.00	0	0.00	1	28,392,934.60	4.846281%	4.749121%	28
11/18/21	1	4,958,636.55	2	82,746,543.34	5	132,894,882.03	1	13,899,898.04	1	7,934,722.33	1	11,647,568.09	0	0.00	0	0.00	4.826518%	4.716509%	29
10/18/21	1	28,791,479.56	1	54,000,000.00	6	138,080,276.94	1	13,926,384.75	1	7,954,923.17	1	4,972,276.92	0	0.00	0	0.00	4.826588%	4.716605%	30
09/17/21	0	0.00	1	54,000,000.00	6	138,324,846.85	1	13,954,599.47	1	7,976,295.63	0	0.00	0	0.00	0	0.00	4.826664%	4.716707%	31
08/17/21	0	0.00	1	54,000,000.00	6	138,549,607.14	1	13,980,863.07	1	7,996,291.04	0	0.00	0	0.00	0	0.00	4.826733%	4.716801%	32
07/16/21	1	28,928,863.36	1	54,000,000.00	6	138,773,414.45	1	14,007,019.55	0	0.00	0	0.00	0	0.00	0	0.00	4.826802%	4.716894%	33
06/17/21	0	0.00	1	54,000,000.00	6	139,015,140.28	1	14,034,915.95	0	0.00	0	0.00	0	0.00	0	0.00	4.826876%	4.716994%	34
05/17/21	0	0.00	0	0.00	7	193,236,974.20	1	14,060,851.96	0	0.00	0	0.00	0	0.00	0	0.00	4.826944%	4.717085%	35
04/16/21	1	29,068,339.79	0	0.00	7	193,476,798.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827016%	4.717183%	36
03/17/21	1	15,053,602.98	1	54,000,000.00	8	182,922,937.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827083%	4.717274%	37
02/18/21	2	69,086,415.61	0	0.00	8	183,284,682.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827164%	4.717383%	38
01/15/21	1	15,113,032.45	0	0.00	9	237,571,226.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.827230%	4.717472%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© Copyright 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1A	440000359	05/01/21	6	6	162,903.12	1,157,111.01	0.00	56,137,786.84	06/26/20	2
1B	440000360	05/01/21	6	6	162,903.12	1,157,111.01	0.00	56,137,786.84	06/26/20	13
6	310922175	08/01/21	3	3	158,112.90	632,985.08	30,509.10	28,884,470.15	07/03/20	1
18	440000381	01/01/21	10	5	46,396.42	502,643.54	0.00	14,170,934.20	05/13/20	2		04/01/21
24	28000459	05/06/20	18	6	72,915.11	1,359,962.59	235,240.96	12,016,249.47	08/19/20	1
28	300571093	05/06/20	18	6	39,876.16	771,766.69	533,453.04	8,294,631.75	11/20/19	7			06/29/21
77	860923146	08/01/18	39	6	10,236.01	417,762.65	168,311.23	2,195,582.51	09/14/18	13
Totals					653,342.84	5,999,342.57	967,514.33	177,837,441.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.													Page 21 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		13,871,467	0	0		13,871,467
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		4,353,441	4,353,441	0		0
25 - 36 Months		679,737,126	518,376,598	153,447,377		7,913,150
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-21	697,962,033	522,730,039	0	0	153,447,377	21,784,617
Nov-21	753,246,638	518,746,678	4,958,637	82,746,543	124,960,160	21,834,620
Oct-21	754,435,091	519,636,949	28,791,480	54,000,000	130,125,354	21,881,308
Sep-21	755,709,697	549,430,251	0	54,000,000	144,303,151	7,976,296
Aug-21	756,887,861	550,357,390	0	54,000,000	130,553,316	21,977,154
Jul-21	758,061,103	522,351,805	28,928,863	54,000,000	138,773,414	14,007,020
Jun-21	759,321,049	552,270,993	0	54,000,000	153,050,056	0
May-21	760,484,128	553,186,302	0	0	207,297,826	0
Apr-21	761,734,278	525,100,605	29,068,340	0	207,565,334	0
Mar-21	762,887,277	510,910,737	15,053,603	54,000,000	182,922,937	0
Feb-21	764,312,292	511,941,194	69,086,416	0	183,284,683	0
Jan-21	765,454,523	512,770,264	15,113,032	0	237,571,226	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1A	440000359	55,528,347.73	56,137,786.84	90,000,000.00	09/08/21	6,410,165.75	1.04000	09/30/21	04/01/24	269
1B	440000360	55,528,347.73	56,137,786.84	90,000,000.00	09/08/21	23,327,535.76	1.42000	--	04/01/24	269
3	440000375	0.00	-	57,500,000.00	04/19/21	2,194,419.00	1.90000	03/31/20	05/01/24	I/O
6	310922175	28,697,764.33	28,884,470.15	35,070,000.00	07/17/21	2,419,845.00	1.27000	12/31/19	06/01/24	269
18	440000381	13,871,466.52	14,170,934.20	15,500,000.00	04/17/21	1,941,071.84	1.29000	12/31/20	04/01/21	267
24	28000459	11,625,359.21	12,016,249.47	20,500,000.00	07/28/21	1,076,456.00	1.23000	06/30/20	04/06/24	267
28	300571093	7,913,150.07	8,294,631.75	5,500,000.00	06/21/21	605,205.00	0.84000	12/31/19	04/06/24	207
52	440000377	4,944,243.67	4,944,243.67	6,400,000.00	10/14/20	398,677.00	0.94000	09/30/19	06/01/24	209
77	860923146	2,067,558.38	2,195,582.51	3,200,000.00	03/07/14	151,829.00	0.99000	03/31/19	05/01/24	269
Totals		180,176,237.64	182,781,685.43	323,670,000.00		38,525,204.35

© Copyright 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1A	440000359	RT	NJ	06/26/20	2
	Foreclosure complaint was filed on 10/21/21 and Consent Order Appointing Receiver was entered on 10/28/21.

1B	440000360	Various	Various	06/26/20	13
	Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. A pre-negotiation letter has been sent.

3	440000375	RT	PA	06/16/20	2

Imminent default due to COVID19. Borrower and Lender are discussing potential loan modification solutions. Borrower is willing to work under a Cash Lock Box, which has being implemented. Formal Notice of Default was issued on 8/31/20.

Loan Accleration Notice was issued on 9/28/20. Suspense balance was applied to any Advances for Expenses incurred on behalf of the loan. Foreclosure Complaint has been filed. Receiver has been appointed. Listing Agreement has been fully executed by all parties. Marketing of asset began June 29th. Initial Call for Offers is August 18th with Final and Best for Sept 8th. Lender has selected a preferred Buyer and is proceed with execution of a Purchase and Sales

	Agreement. Receiver sale successfully closed on 11/18/2021

6	310922175	RT	TX	07/03/20	1

Matter converted to SS based upon Borrower request and 60+ days payment delinquency. Borrower engaged a third party advisor to assist them in a presentation of a loan modification. SS is working directly with the Borrower to complete a

	bring curren	t process. Borrower has tentatively agreed to Loan Modification Terms and AM is working to complete its memorandum to obtain cosent to same.

18	440000381	RT	TN	05/13/20	2

COVID - The Loan (two pari-passu notes) transferred to special servicing effective 5/13/2020 due to imminent monetary default. The subject collateral is 240,569 SF of a 723,386 SF (GLA), two-level super regional mall (Oak Court Mall) and a

126,184 square foot office building located in Memphis, TN. The mall is anchored by Macys and Dillards (both unowned). September 2021 financials indicate the retail portion of the collateral is +/- 76% leased and the office portion of the collateral is +/- 9 0% leased. Due to the property temporary closure in March 2020 and re-open with limited occupancy, rent relief was been provided to 40+ tenants. May 2021 inspection found the property in average to good overall condition.

Forbearance talks stalled, and the Borrower indicated it wishes to convey title to the trust. Remedies are being pursued. Receiver was appointed in May 2021. Strategy is to foreclose and stabilize the asset.

24	28000459	LO	TX	08/19/20	1
	Loan Mod closed on 10/29/21. Loan is in rehab period.

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Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
28	300571093	LO	LA	11/20/19	7

REO Title Date: 6/28/2021. Description of Collateral: Subject is a 116-room, Hilton Garden Inn-branded hotel built by the Borrower in 2011 and located in Covington, LA. Amenities include 1.5K SF of meeting space ,a full-service restaurant, an indoor/y being addressed. Damage will be coverd by Insurance. Operations

Summary: Only 34 rooms are in operations as Hurricane Ida materiallly damaged property. Three AIA contracts have been executed to bring property back into useable condition. Market ing Summary: Property is not currently listed for sale.

52	440000377	LO	TX	08/24/20	1

The Borrower is requesting relief due to COVID19. Lender sent out a pre-negotiation letter. The Borrower has provided due diligence related to the request for Lenders review. Relief request closed on 9/3/21. Returning file to the Master Servicer.

77	860923146	MF	IL	09/14/18	13

Loan was transferred to the Special Servicer on 09/14/2018, for Imminent Default due to Guarantor being investigated by the SEC. The loan is currently 60+ days past due, with a next payment date of 09/01/2018. This loan is secured by a 33

Units Multifam ily property, located in Chicago, IL, with occupancy of 81.80%, as of 11/1/2018 and annualized NOI of $167,242 as of 10/31/2018. A default letter was sent on 11/01/2018. Lender has engaged counsel to represent Lenders interest in the securities fra ud complaint against EquityBuild, Inc., Equitybuild Finance, LLC, Jerome Cohen (Guarantor), and Shaun Cohen, and the receivership action. Property was sold May 22, 2019. The sale proceeds are being held in a segregated account and the money cannot be released until further order of the court.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© Copyright 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
24	28000459	0.00	5.25000%	0.00	5.25000%	8	10/29/21	06/11/20	--
52	440000377	0.00	5.03400%	0.00	5.03400%	8	09/03/21	09/01/21	--
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	440000375 12/17/21	54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	0.00	25,607,065.40	47.42%
12	300571108 06/17/20	19,276,701.06	18,660,000.00	21,641,271.88	1,531,258.33	21,641,271.88	20,110,013.55	18,777.74	0.00	0.00	18,777.74	0.08%
29	28000450 07/17/19	8,688,212.19	15,400,000.00	8,738,058.22	49,846.03	8,738,058.22	8,688,212.19	0.00	0.00	(495.00)	495.00	0.00%
38	28000461 06/17/19	6,356,096.43	11,850,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		54,000,000.00	57,500,000.00	30,200,277.10	1,807,342.50	30,200,277.10	28,392,934.60	25,607,065.40	0.00	0.00	25,607,065.40
Cumulative Totals		88,321,009.68	103,410,000.00	60,579,607.20	3,388,446.86	60,579,607.20	57,191,160.34	25,625,843.14	0.00	(495.00)	25,626,338.14

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	440000375	12/17/21	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40
12	300571108	06/17/20	0.00	0.00	18,777.74	0.00	0.00	18,777.74	0.00	0.00	18,777.74
29	28000450	10/18/19	0.00	0.00	495.00	0.00	0.00	495.00	0.00	0.00	495.00
		07/17/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	28000461	06/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40	0.00	0.00	25,607,065.40
Cumulative Totals			0.00	0.00	25,626,338.14	0.00	0.00	25,626,338.14	0.00	0.00	25,626,338.14

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1A	0.00	0.00	11,587.65	0.00	0.00	149,679.17	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	11,587.65	0.00	0.00	149,679.17	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	(188,625.00)	0.00	0.00	(1,095,572.37)	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	5,988.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	2,895.81	0.00	0.00	36,838.92	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,426.58	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,000.00	0.00	0.00	19,657.46	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	2,000.00	0.00	0.00	2,370.39	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(148,138.45)	0.00	0.00	(737,347.26)	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(885,485.71)

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Supplemental Notes
None

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